Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2013
Summary of Significant Accounting Policies disclosure
Summary of Significant Accounting Policies disclosure [Text Block]

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements include the accounts of The Travelers Companies, Inc. (together with its subsidiaries, the Company). The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and claims and expenses during the reporting period. Actual results could differ from those estimates. Certain reclassifications have been made to the 2012 and 2011 financial statements to conform to the 2013 presentation. All material intercompany transactions and balances have been eliminated.

On November 1, 2013, the Company acquired all of the issued and outstanding shares of Dominion for an aggregate purchase price of approximately $1.034 billion. Dominion primarily markets personal lines and small commercial insurance business in Canada. At the acquisition date, the Company recorded at fair value $3.91 billion of assets acquired and $2.88 billion of liabilities assumed as part of purchase accounting, including $16 million of identifiable intangible assets and $273 million of goodwill. Dominion is included in the Company’s Business and International Insurance segment. The unearned premium reserve related to the acquired insurance and reinsurance contracts was carried over and included in the Company’s unearned premium reserve. Premium revenue from the acquired business will be recognized on a pro rata basis beginning with the acquisition date over the remaining policy terms in accordance with the Company’s accounting policy. The Company recognized an intangible asset for the value of business acquired (VOBA) of $76 million at the acquisition date. VOBA represents the present value of future gross profits of the business acquired from Dominion, is reported as part of the Company’s deferred acquisition costs, and will be amortized in proportion to the premium revenue recognized from the acquired business.

Adoption of Accounting Standards Updates

Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income

In February 2013, the Financial Accounting Standards Board (FASB) issued updated guidance to improve the reporting of reclassifications out of accumulated other comprehensive income. The guidance requires an entity to present, either on the face of the statement of income or in the notes, separately for each component of comprehensive income, the current period reclassifications out of accumulated other comprehensive income by the respective line items of net income affected by the reclassification.

The updated guidance was effective prospectively for reporting periods beginning after December 15, 2012. The Company adopted the updated guidance effective March 31, 2013, and such adoption did not have any effect on the Company’s results of operations, financial position or liquidity.

Accounting Standards Not Yet Adopted

Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date

In February 2013, the FASB issued updated guidance to resolve diversity in practice concerning the recognition, measurement, and disclosure of obligations resulting from certain joint and several liability arrangements for which the total amount under the arrangement is fixed at the reporting date.  The guidance requires that the reporting entity measure joint and several liability arrangements within the scope of the guidance as the amount the reporting entity agreed to pay on the basis of its arrangement among the co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors.  The updated guidance is effective for the quarter ending March 31, 2014. The adoption of this guidance is not expected to have a material effect on the Company’s results of operations, financial position or liquidity.

Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity

In March 2013, the FASB issued updated guidance to resolve diversity in practice concerning the release of the cumulative foreign currency translation adjustment into net income when a parent sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets within a foreign entity. When a company ceases to have a controlling financial interest in a subsidiary within a foreign entity, the company should recognize any related cumulative translation adjustment into net income only if the sale or transfer results in the complete or substantially complete liquidation of the foreign entity in which the subsidiary had resided. Upon the partial sale of an equity method investment that is a foreign entity, the company should release into earnings a pro rata portion of the cumulative translation adjustment. Upon the partial sale of an equity method investment that is not a foreign entity, the company should release into earnings the cumulative translation adjustment if the partial sale represents a complete or substantially complete liquidation of the foreign entity that holds the equity method investment. The updated guidance is effective for the quarter ending March 31, 2014. The adoption of this guidance is not expected to have a material effect on the Company’s results of operations, financial position or liquidity.

Accounting Policies

Investments

Fixed Maturity and Equity Securities

Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including instruments subject to securities lending agreements, are classified as available for sale and are reported at fair value, with unrealized investment gains and losses, net of income taxes, charged or credited directly to other comprehensive income. Equity securities, which include public common and non-redeemable preferred stocks, are classified as available for sale with changes in fair value, net of income taxes, charged or credited directly to other comprehensive income.

Real Estate Investments

The Company’s real estate investments include warehouses, office buildings and other commercial land and properties that are directly owned. Real estate is recorded on the purchase date at the purchase price, which generally represents fair value, and is supported by internal analysis or external appraisals that use discounted cash flow analyses and other acceptable valuation techniques. Real estate held for investment purposes is subsequently carried at cost less accumulated depreciation.

Buildings are depreciated on a straight-line basis over the shorter of the expected useful life of the building or 39 years. Real estate held for sale is carried at lower of cost or fair value, less estimated costs to sell.

Short-term Securities

Short-term securities have an original maturity of less than one year and are carried at amortized cost, which approximates fair value.

Other Investments

Investments in Private Equity Limited Partnerships, Hedge Funds and Real Estate Partnerships

The Company uses the equity method of accounting for private equity limited partnerships, hedge funds and real estate partnerships. The partnerships and the hedge funds generally report investments on their balance sheet at fair value. The financial statements prepared by the investee are received by the Company on a lag basis, with the lag period generally dependent upon the type of underlying investments. The private equity and real estate partnerships provide financial information quarterly which is generally available to investors, including the Company, within three to six months following the date of the reporting period. The hedge funds provide financial information monthly, which is generally available to investors within one month following the date of the reporting period. The Company regularly requests financial information from the partnerships prior to the receipt of the partnerships’ financial statements and records any material information obtained from these requests in its consolidated financial statements.

Other

Also included in other investments are non-public common and preferred equities, trading securities and derivatives. Non-public common and preferred equities are reported at fair value with changes in fair value, net of income taxes, charged or credited directly to other comprehensive income. Trading securities are marked to market with the change in fair value recognized in net investment income during the current period. The Company sold all of its remaining trading securities during 2013. The Company’s derivative financial instruments are carried at fair value, with the changes in fair value reflected in the consolidated statement of income in net realized investment gains (losses). For a further discussion of the derivatives used by the Company, see note 3.

Net Investment Income

Investment income from fixed maturities is recognized based on the constant effective yield method which includes an adjustment for estimated principal repayments, if any. The effective yield used to determine amortization for fixed maturities subject to prepayment risk (e.g., asset-backed, loan-backed and structured securities) is recalculated and adjusted periodically based upon actual historical and/or projected future cash flows, which are obtained from a widely-accepted securities data provider. The adjustments to the yield for highly rated prepayable fixed maturities are accounted for using the retrospective method. The adjustments to the yield for non-highly rated prepayable fixed maturities are accounted for using the prospective method. Dividends on equity securities (including those with transfer restrictions) are recognized in income when declared. Rental income on real estate is recognized on a straight-line basis over the lease term. See note 3 for further discussion. Investments in private equity limited partnerships, hedge funds, real estate partnerships and joint ventures are accounted for using the equity method of accounting, whereby the Company’s share of the investee’s earnings or losses in the fund is reported in net investment income. Trading securities were marked to market with the change in fair value recognized in net investment income during the current period. The Company sold all of its remaining trading securities in 2013.

Accrual of income is suspended on non-securitized fixed maturities that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only when payments are received. Investments included in the consolidated balance sheet that were not income-producing for the preceding 12 months were not material.

For fixed maturities where the Company records an other-than-temporary impairment, a determination is made as to the cause of the impairment and whether the Company expects a recovery in the value. For fixed maturities where the Company expects a recovery in value, not necessarily to par, the constant effective yield method is utilized, and the investment is amortized to the expected recovery amount.

Investment Gains and Losses

Net realized investment gains and losses are included as a component of pretax revenues based upon specific identification of the investments sold on the trade date. Included in net realized investment gains (losses) are other-than-temporary impairment losses on invested assets other than those investments accounted for using the equity method of accounting as described in the “Investment Impairments” section that follows.

Investment Impairments

The Company conducts a periodic review to identify and evaluate invested assets having other-than-temporary impairments. Some of the factors considered in identifying other-than-temporary impairments include: (1) for fixed maturity investments, whether the Company intends to sell the investment or whether it is more likely than not that the Company will be required to sell the investment prior to an anticipated recovery in value; (2) for non-fixed maturity investments, the Company’s ability and intent to retain the investment for a reasonable period of time sufficient to allow for an anticipated recovery in value; (3) the likelihood of the recoverability of principal and interest for fixed maturity securities (i.e., whether there is a credit loss) or cost for equity securities; (4) the length of time and extent to which the fair value has been less than amortized cost for fixed maturity securities or cost for equity securities; and (5) the financial condition, near-term and long-term prospects for the issuer, including the relevant industry conditions and trends, and implications of rating agency actions and offering prices.

Other-Than-Temporary Impairments of Fixed Maturities and Equity Securities

For fixed maturity investments that the Company does not intend to sell or for which it is more likely than not that the Company would not be required to sell before an anticipated recovery in value, the Company separates the credit loss component of the impairment from the amount related to all other factors and reports the credit loss component in net realized investment gains (losses). The impairment related to all other factors is reported in other comprehensive income.

For equity securities (including public common and non-redeemable preferred stock) and for fixed maturity investments the Company intends to sell or for which it is more likely than not that the Company will be required to sell before an anticipated recovery in value, the full amount of the impairment is included in net realized investment gains (losses).

Upon recognizing an other-than-temporary impairment, the new cost basis of the investment is the previous amortized cost basis less the other-than-temporary impairment recognized in net realized investment gains (losses). The new cost basis is not adjusted for any subsequent recoveries in fair value; however, for fixed maturity investments the difference between the new cost basis and the expected cash flows is accreted on a quarterly basis to net investment income over the remaining expected life of the investment.

Determination of Credit Loss—Fixed Maturities

The Company determines the credit loss component of fixed maturity investments by utilizing discounted cash flow modeling to determine the present value of the security and comparing the present value with the amortized cost of the security. If the amortized cost is greater than the present value of the expected cash flows, the difference is considered a credit loss and recognized in net realized investment gains (losses).

For non-structured fixed maturities (U.S. Treasury securities, obligations of U.S. government and government agencies and authorities, obligations of states, municipalities and political subdivisions, debt securities issued by foreign governments, and certain corporate debt), the estimate of expected cash flows is determined by projecting a recovery value and a recovery time frame and assessing whether further principal and interest will be received. The determination of recovery value incorporates an issuer valuation assumption utilizing one or a combination of valuation methods as deemed appropriate by the Company. The Company determines the undiscounted recovery value by allocating the estimated value of the issuer to the Company’s assessment of the priority of claims. The present value of the cash flows is determined by applying the effective yield of the security at the date of acquisition (or the most recent implied rate used to accrete the security if the implied rate has changed as a result of a previous impairment) and an estimated recovery time frame. Generally, that time frame for securities for which the issuer is in bankruptcy is 12 months. For securities for which the issuer is financially troubled but not in bankruptcy, that time frame is generally 24 months. Included in the present value calculation are expected principal and interest payments; however, for securities for which the issuer is classified as bankrupt or in default, the present value calculation assumes no interest payments and a single recovery amount.

In estimating the recovery value, significant judgment is involved in the development of assumptions relating to a myriad of factors related to the issuer including, but not limited to, revenue, margin and earnings projections, the likely market or liquidation values of assets, potential additional debt to be incurred pre- or post-bankruptcy/restructuring, the ability to shift existing or new debt to different priority layers, the amount of restructuring/bankruptcy expenses, the size and priority of unfunded pension obligations, litigation or other contingent claims, the treatment of intercompany claims and the likely outcome with respect to inter-creditor conflicts.

For structured fixed maturity securities (primarily residential and commercial mortgage-backed securities and asset-backed securities), the Company estimates the present value of the security by projecting future cash flows of the assets underlying the securitization, allocating the flows to the various tranches based on the structure of the securitization and determining the present value of the cash flows using the effective yield of the security at the date of acquisition (or the most recent implied rate used to accrete the security if the implied rate has changed as a result of a previous impairment or changes in expected cash flows). The Company incorporates levels of delinquencies, defaults and severities as well as credit attributes of the remaining assets in the securitization, along with other economic data, to arrive at its best estimate of the parameters applied to the assets underlying the securitization. In order to project cash flows, the following assumptions are applied to the assets underlying the securitization: (1) voluntary prepayment rates, (2) default rates and (3) loss severity. The key assumptions made for the Prime, Alt-A and first-lien Sub-Prime mortgage-backed securities at December 31, 2013 were as follows:

(at December 31, 2013)	Prime	Alt-A	Sub-Prime
Voluntary prepayment rates	4% - 34%	0% - 15%	1% - 9%
Percentage of remaining pool liquidated due to defaults	1% - 45%	19% - 69%	23% - 74%
Loss severity	30% - 60%	50% - 75%	65% - 100%

Real Estate Investments

On at least an annual basis, the Company obtains independent appraisals for substantially all of its real estate investments. In addition, the carrying value of all real estate investments is reviewed for impairment on a quarterly basis or when events or changes in circumstances indicate that the carrying amount may not be recoverable. The review for impairment considers the valuation from the independent appraisal, when applicable, and incorporates an estimate of the undiscounted cash flows expected to result from the use and eventual disposition of the real estate property. An impairment loss is recognized if the expected future undiscounted cash flows are less than the carrying value of the real estate property. The impairment loss is the amount by which the carrying amount exceeds fair value.

Other Investments

Investments in Private Equity Limited Partnerships, Hedge Funds and Real Estate Partnerships

The Company reviews its investments in private equity limited partnerships, hedge funds and real estate partnerships for impairment no less frequently than quarterly and monitors the performance throughout the year through discussions with the managers/general partners. If the Company becomes aware of an impairment of a partnership’s investments at the balance sheet date prior to receiving the partnership’s financial statements, it will recognize an impairment by recording a reduction in the carrying value of the partnership with a corresponding charge to net investment income.

Changes in Intent to Sell Temporarily Impaired Assets

The Company may, from time to time, sell invested assets subsequent to the balance sheet date that it did not intend to sell at the balance sheet date. Conversely, the Company may not sell invested assets that it asserted that it intended to sell at the balance sheet date. Such changes in intent are due to events occurring subsequent to the balance sheet date. The types of events that may result in a change in intent include, but are not limited to, significant changes in the economic facts and circumstances related to the invested asset (e.g., a downgrade or upgrade from a rating agency), significant unforeseen changes in liquidity needs, or changes in tax laws or the regulatory environment.

Securities Lending

The Company has engaged in securities lending activities from which it generates net investment income by lending certain of its investments to other institutions for short periods of time. Borrowers of these securities provide collateral equal to at least 102% of the market value of the loaned securities plus accrued interest. This collateral is held by a third-party custodian, and the Company has the right to access the collateral only in the event that the institution borrowing the Company’s securities is in default under the lending agreement. Therefore, the Company does not recognize the receipt of the collateral held by the third-party custodian or the obligation to return the collateral. The loaned securities remain a recorded asset of the Company. The Company accepts only cash as collateral for securities on loan and restricts the manner in which that cash is invested.

Reinsurance Recoverables

Amounts recoverable from reinsurers are estimated in a manner consistent with the associated claim liability. The Company reports its reinsurance recoverables net of an allowance for estimated uncollectible reinsurance recoverables. The allowance is based upon the Company’s ongoing review of amounts outstanding, length of collection periods, changes in reinsurer credit standing, disputes, applicable coverage defenses and other relevant factors. Amounts deemed to be uncollectible, including amounts due from known insolvent reinsurers, are written off against the allowance for estimated uncollectible reinsurance recoverables. Any subsequent collections of amounts previously written off are reported as part of claims and claim adjustment expenses. The Company evaluates and monitors the financial condition of its reinsurers under voluntary reinsurance arrangements to minimize its exposure to significant losses from reinsurer insolvencies.

Deferred Acquisition Costs

Incremental direct costs of acquired new and renewal insurance contracts, consisting of commissions (other than contingent commissions) and premium-related taxes, are capitalized and charged to expense pro rata over the contract periods in which the related premiums are earned. Deferred acquisition costs are reviewed to determine if they are recoverable from future income and, if not, are charged to expense. Future investment income attributable to related premiums is taken into account in measuring the recoverability of the carrying value of this asset. All other acquisition expenses are charged to operations as incurred.

Contractholder Receivables and Payables

Under certain workers’ compensation insurance contracts with deductible features, the Company is obligated to pay the claimant for the full amount of the claim. The Company is subsequently reimbursed by the policyholder for the deductible amount. These amounts are included on a gross basis in the consolidated balance sheet in contractholder payables and contractholder receivables, respectively.

Goodwill and Other Intangible Assets

The Company performs a review, on at least an annual basis, of goodwill held by the reporting units which are the Company’s three operating and reportable segments: Business and International Insurance; Bond & Specialty Insurance; and Personal Insurance. The Company estimates the fair value of its reporting units and compares it to their carrying value, including goodwill. If the carrying values of the reporting units were to exceed their fair value, the amount of the impairment would be calculated and goodwill adjusted accordingly.

The Company uses a discounted cash flow model to estimate the fair value of its reporting units. The discounted cash flow model is an income approach to valuation that is based on a detailed cash flow analysis for deriving a current fair value of reporting units and is representative of the Company’s reporting units’ current and expected future financial performance. The discount rate assumptions reflect the Company’s assessment of the risks inherent in the projected future cash flows and the Company’s weighted-average cost of capital, and are compared against available market data for reasonableness.

Other indefinite-lived intangible assets held by the Company are also reviewed for impairment on at least an annual basis. The classification of the asset as indefinite-lived is reassessed and an impairment is recognized if the carrying amount of the asset exceeds its fair value.

Intangible assets that are deemed to have a finite useful life are amortized over their useful lives. The carrying amount of intangible assets with a finite useful life is regularly reviewed for indicators of impairment in value. Impairment is recognized only if the carrying amount of the intangible asset is not recoverable from its undiscounted cash flows and is measured as the difference between the carrying amount and the fair value of the asset.

As a result of the reviews performed for the years ended December 31, 2013, 2012 and 2011, the Company determined that the estimated fair value significantly exceeded the respective carrying value of its reporting units for those years and that goodwill was not impaired. The Company also determined during its reviews for each year that its other indefinite-lived intangible assets and finite-lived intangible assets were not impaired.

Claims and Claim Adjustment Expense Reserves

Claims and claim adjustment expense reserves represent estimates for the ultimate cost of unpaid reported and unreported claims incurred and related expenses. The reserves are adjusted regularly based upon experience. Included in the claims and claim adjustment expense reserves in the consolidated balance sheet are certain reserves discounted to the present value of estimated future payments. The liabilities for losses for most long-term disability and annuity claim payments, primarily arising from workers’ compensation insurance and workers’ compensation excess insurance policies, were discounted using a rate of 5% at both December 31, 2013 and 2012. These discounted reserves totaled $2.21 billion and $2.01 billion at December 31, 2013 and 2012, respectively.

The Company performs a continuing review of its claims and claim adjustment expense reserves, including its reserving techniques and its reinsurance. The reserves are also reviewed regularly by qualified actuaries employed by the Company. Since the reserves are based on estimates, the ultimate liability may be more or less than such reserves. The effects of changes in such estimated reserves are included in the results of operations in the period in which the estimates are changed. Such changes in estimates could occur in a future period and may be material to the Company’s results of operations and financial position in such period.

Other Liabilities

Included in other liabilities in the consolidated balance sheet is the Company’s estimate of its liability for guaranty fund and other insurance-related assessments. The liability for expected state guaranty fund and other premium- based assessments is recognized as the Company writes or becomes obligated to write or renew the premiums on which the assessments are expected to be based. The liability for loss-based assessments is recognized as the related losses are incurred. At December 31, 2013 and 2012, the Company had a liability of $261 million and $297 million, respectively, for guaranty fund and other insurance-related assessments and related recoverables of $14 million and $15 million, respectively. The liability for such assessments and the related recoverables are not discounted for the time value of money. The loss-based assessments are expected to be paid over a period ranging from one year to the life expectancy of certain workers’ compensation claimants and the recoveries are expected to occur over the same period of time.

Also included in other liabilities is an accrual for policyholder dividends. Certain insurance contracts, primarily workers’ compensation, are participating whereby dividends are paid to policyholders in accordance with contract provisions. Net written premiums for participating dividend policies were approximately 1%, 2% and 1% of total net written premiums for the year ended December 31, 2013, 2012 and 2011, respectively. Policyholder dividends are accrued against earnings using best available estimates of amounts to be paid. The liability accrued for policyholder dividends totaled $53 million and $59 million at December 31, 2013 and 2012, respectively.

Treasury Stock

The cost of common stock repurchased by the Company is reported as treasury stock and represents authorized and unissued shares of the Company under the Minnesota Business Corporation Act.

Statutory Accounting Practices

The Company’s U.S. insurance subsidiaries, domiciled principally in the state of Connecticut, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The impact of any permitted accounting practices on policyholders’ surplus of the Company is not material.

The Company’s non-U.S. insurance subsidiaries file financial statements prepared in accordance with the regulatory reporting requirements of their respective local jurisdiction.

Premiums and Unearned Premium Reserves

Premiums are recognized as revenues pro rata over the policy period. Unearned premium reserves represent the unexpired portion of policy premiums. Accrued retrospective premiums are included in premium balances receivable. Premium balances receivable are reported net of an allowance for estimated uncollectible premium amounts.

Ceded premiums are charged to income over the applicable term of the various reinsurance contracts with third party reinsurers. Prepaid reinsurance premiums represent the unexpired portion of premiums ceded to reinsurers and are reported as part of other assets.

Fee Income

Fee income includes servicing fees from carriers and revenues from large deductible policies and service contracts and is recognized pro rata over the contract or policy periods.

Other Revenues

Other revenues include revenues from premium installment charges, which are recognized as collected, revenues of noninsurance subsidiaries other than fee income and gains and losses on dispositions of assets and redemption of debt, and other miscellaneous revenues.

Income Taxes

The Company recognizes deferred income tax assets and liabilities for the expected future tax effects attributable to temporary differences between the financial statement and tax return bases of assets and liabilities, based on enacted tax rates and other provisions of the tax law. The effect of a change in tax laws or rates on deferred tax assets and liabilities is recognized in income in the period in which such change is enacted. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that all or some portion of the deferred tax assets will not be realized.

Foreign Currency Translation

The Company assigns functional currencies to its foreign operations, which are generally the currencies of the local operating environment. Foreign currency amounts are remeasured to the functional currency, and the resulting foreign exchange gains or losses are reflected in earnings. Functional currency amounts are then translated into U.S. dollars. The foreign currency remeasurement and translation are calculated using current exchange rates for items reported in the balance sheets and average exchange rates for items recorded in earnings. The change in unrealized foreign currency translation gain or loss during the year, net of tax, is a component of other comprehensive income.

Share-Based Compensation

The Company has an employee stock incentive compensation plan that permits grants of nonqualified stock options, incentive stock options, stock appreciation rights, restricted stock, deferred stock, stock units, performance awards and other stock-based or stock-denominated awards with respect to the Company’s common stock.

Compensation cost is measured based on the grant-date fair value of an award, utilizing the assumptions discussed in note 13. Compensation cost is recognized for financial reporting purposes over the period in which the employee is required to provide service in exchange for the award (generally the vesting period). In connection with certain share-based awards, participants are entitled to receive dividends during the vesting period, either in cash or dividend equivalent shares, commensurate with the dividends paid to common shareholders. Dividends and dividend equivalent shares on awards that are expected to vest are recorded in retained earnings. Dividends paid on awards that are not expected to vest as part of the Company’s forfeiture estimate are recorded as compensation expense.

Nature of Operations

On June 10, 2014, the Company announced a realignment of its management team, effective July 1, 2014, that gave rise to a realignment of two of its three reportable business segments, as follows:

•         The Company’s International Insurance group, which had previously been included in the Financial, Professional & International Insurance segment, was combined with the Company’s previous Business Insurance segment to create a new Business and International Insurance segment.

•         The Bond & Financial Products group, which comprised the remaining businesses in the Financial, Professional & International Insurance segment, now comprises the new Bond & Specialty Insurance segment.

•         The Personal Insurance segment was not impacted by these changes.

The realignment of segments described above was made to reflect the realignment of the Company’s senior management responsibilities and the manner in which the Company’s businesses have been managed starting July 1, 2014, and the aggregation of products and services based on the type of customer, how the business is marketed and the manner in which risks are underwritten.

In connection with these changes, the Company has realigned and revised the names of several businesses that comprise the Business and International Insurance segment. The new reportable business segments are as follows:

Business and International Insurance

The Business and International Insurance segment offers a broad array of property and casualty insurance and insurance related services to its clients, primarily in the United States, as well as in Canada, the United Kingdom, the Republic of Ireland and throughout other parts of the world as a corporate member of Lloyd’s. Business and International Insurance is organized as follows:

Domestic

•         Select Accounts provides small businesses with property and casualty products, including commercial multi-peril, commercial property, general liability, commercial auto and workers’ compensation insurance.

•         Middle Market provides mid-sized businesses with property and casualty products, including commercial multi-peril, commercial property, general liability, commercial auto and workers’ compensation insurance, as well as risk management, claims handling and other services. Middle Market generally provides these products to mid-sized businesses through Commercial Accounts, as well as to targeted industries through Construction, Technology, Public Sector Services and Oil & Gas. Middle Market also provides mono-line umbrella and excess coverage insurance through Excess Casualty and insurance coverages for foreign organizations with United States exposures through Global Partner Services.

•         National Accounts provides large companies with casualty products and services, including workers’ compensation, general liability and automobile liability, generally utilizing loss-sensitive products, on both a bundled and unbundled basis. National Accounts also includes the Company’s commercial residual market business, which primarily offers workers’ compensation products and services to the involuntary market.

•         First Party provides traditional and customized property insurance programs to large and mid-sized customers through National Property, insurance for goods in transit and movable objects, as well as builders’ risk insurance, through Inland Marine, insurance for the marine transportation industry and related services, as well as other businesses involved in international trade, through Ocean Marine and comprehensive breakdown coverages for equipment, including property and business interruption coverages, through Boiler & Machinery.

•         Specialized Distribution markets and underwrites its products to customers predominantly through licensed wholesale agents and program managers that manage customers’ unique insurance requirements. Specialized Distribution provides insurance coverage for the commercial transportation industry, as well as commercial liability and commercial property policies for small, difficult to place specialty classes of commercial business primarily on an excess and surplus lines basis, through Northland, and tailored property and casualty programs on an admitted basis for customers with common risk characteristics or coverage requirements through National Programs.

Specialized Distribution also serves small to medium-sized agricultural businesses, including farms, ranches, wineries and related operations, through Agribusiness.

International

•         International, through its operations in Canada, the United Kingdom and the Republic of Ireland, offers property and casualty insurance and risk management services to several customer groups, including, among others, those in the technology, public services, and financial and professional services industry sectors. In addition, International markets personal lines and small commercial insurance business in Canada through The Dominion of Canada General Insurance Company (Dominion), which the Company acquired on November 1, 2013. International, through its Lloyd’s syndicate (Syndicate 5000), for which the Company provides 100% of the capital, underwrites five principal businesses — marine, global property, accident & special risks, power & utilities and aviation.

International also includes the Company’s 49.5% ownership of the common stock of J. Malucelli Participações em Seguros e Resseguros S.A. (JMalucelli), its joint venture in Brazil. JMalucelli is currently the market leader in surety in Brazil based on market share. JMalucelli commenced writing other property and casualty insurance business in 2012. The Company’s investment in JMalucelli is accounted for using the equity method and is included in “other investments” on the consolidated balance sheet.

Business and International Insurance also includes the Special Liability Group (which manages the Company’s asbestos and environmental liabilities) and the assumed reinsurance and certain other runoff operations, which are collectively referred to as Business and International Insurance Other.

Bond & Specialty Insurance

The Bond & Specialty Insurance segment provides a wide range of customers with bond and insurance products and risk management services. The range of coverages includes performance, payment and commercial surety and fidelity bonds for construction and general commercial enterprises; management liability coverages for losses caused by the actual or alleged negligence or misconduct of directors and officers or employee dishonesty; employment practices liability coverages and fiduciary coverages for public corporations, private companies and not-for-profit organizations; professional liability coverage for actual or alleged errors and omissions committed in the course of professional conduct or practice for a variety of professionals including, among others, lawyers and design professionals; and professional and management liability, property, workers’ compensation, auto and general liability and fidelity insurance for financial institutions. The surety and financial liability coverages provided by Bond & Specialty Insurance primarily use credit-based underwriting processes.

Personal Insurance

The Personal Insurance segment writes a broad range of property and casualty insurance covering individuals’ personal risks. The primary products of automobile and homeowners insurance are complemented by a broad suite of related coverages.

Automobile policies provide coverage for liability to others for both bodily injury and property damage, uninsured motorist protection, and for physical damage to an insured’s own vehicle from collision, fire, flood, hail and theft. In addition, many states require policies to provide first-party personal injury protection, frequently referred to as no-fault coverage.

Homeowners policies provide protection against losses to dwellings and contents from a variety of perils (excluding flooding) as well as coverage for personal liability. The Company writes homeowners insurance for dwellings, condominiums and tenants, and rental properties. The Company also writes coverage for boats and yachts and valuable personal items such as jewelry, and also writes coverages for umbrella liability, identity fraud, and weddings and special events.